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January 27, 2000


Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D. C. 20549

RE:  Legacy Builder Variable Life Separate Account
     Legacy Builder Plus (333-86231)
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus for Legacy Builder Variable Life Separate Account - Legacy Builder Plus (the "Registrant"), pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1. the form of prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in pre-effective amendment no. 2 to the Registrant's registration statement on Form S-6, and

2. the text of the Registrant's registration statement on Form S-6 was submitted for filing with the Securities and Exchange Commission electronically via EDGAR transmission on January 20, 2000.

If you have any questions or need additional information, please contact me at
(319) 297-8121.

LEGACY BUILDER VARIABLE LIFE
SEPARATE ACCOUNT (REGISTRANT)

By:  PFL Life Insurance Company



/s/  Frank A. Camp
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Frank A. Camp
Division General Counsel
Financial Markets Division